Apex Technology Acquisition Corp. Merger	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
Apex Technology Acquisition Corp. Merger

16. Apex Technology Acquisition Corp. Merger

On November 23, 2020, Apex Technology Acquisition Corp., a Delaware corporation (“APXT”), along with Athena Technology Merger Sub, Inc., a Delaware corporation, and Athena Technology Merger Sub 2, LLC, a Delaware limited liability company (collectively with APXT referred to as “Apex”), and the Company have entered into a Business Combination Agreement dated as of November 23, 2020, as amended on December 30, 2020, March 8, 2021 and May 18, 2021 (the “Business Combination Agreement”). If the business combination is ultimately completed, the Company would effectively compromise all of Apex’s material operations.

In connection with the Business Combination Agreement, each of share of the Company’s Preferred Stock will be cancelled and converted into the right to receive a number of Apex common shares equal to the Per Share Preferred Stock Consideration as defined in the Business Combination Agreement, an amount in cash equal to the Per Share Preferred Cash Consideration as defined in the Business Combination Agreement, and any applicable per share contingent consideration. Additionally, the vested restricted stock and stock options held by certain of the Company’s named executives, as defined in the Business Combination Agreement, shall receive a per share amount less any applicable exercise price upon consummation of the business combination. The PRC Awards will be replaced and substituted for a new award pursuant to the Apex Equity Incentive Plan. All of the Company’s remaining share-based awards will be exchanged for an option to purchase Apex common shares. Outstanding shares of Apex common shares and the Company’s common shares will be converted into shares of the surviving corporation.

16. Apex Technology Acquisition Corp. Merger

On November 23, 2020, Apex Technology Acquisition Corp., a Delaware corporation (“APXT”), along with Athena Technology Merger Sub, Inc., a Delaware corporation, and Athena Technology Merger Sub 2, LLC, a Delaware limited liability company (collectively with APXT referred to as “Apex”), and the Company have entered into a Business Combination Agreement dated as of November 23, 2020, as amended on December 30, 2020, March 8, 2021 and May 18, 2021 (the “Business Combination Agreement”). If the business combination is ultimately completed, the Company would effectively compromise all of Apex’s material operations.

In connection with the Business Combination Agreement, each of share of the Company’s Preferred Stock will be cancelled and converted into the right to receive a number of Apex common shares equal to the Per Share Preferred Stock Consideration as defined in the Business Combination Agreement, an amount in cash equal to the Per Share Preferred Cash Consideration as defined in the Business Combination Agreement, and any applicable per share contingent consideration. Additionally, the vested restricted stock and stock options held by certain of the Company’s named executives, as defined in the Business Combination Agreement, shall receive a per share amount less any applicable exercise price upon consummation of the business combination. The PRC Awards will be replaced and substituted for a new award pursuant to the Apex Equity Incentive Plan. All of the Company’s remaining share-based awards will be exchanged for an option to purchase Apex common shares. Outstanding shares of Apex common shares and the Company’s common shares will be converted into shares of the surviving corporation.